Derivative Financial Instruments (Impact on OCI, AOCI and Statement of Operations) (Details) - Interest Rate Swap [Member] - Cash Flow Hedging [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (2.9)	$ (4.1)	$ (4.9)	$ (4.9)	$ (5.7)	$ (16.1)
Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 3.0		$ 5.9		$ 1.0